Intangible Assets and Goodwill - Changes in Net Book Value of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	$ 89,034	$ 84,030
Additions	4,334	3,814
Other		(520)
Amortization	(809)	(595)
Impairment	(36,551)
Foreign currency translation	2,084	2,305
Net book value, ending balance	58,092	89,034
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	7,666	7,500
Additions	0	0
Other		0
Impairment	(7,608)
Foreign currency translation	(58)	166
Net book value, ending balance	0	7,666
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	28,735	27,277
Additions	0	0
Other		59
Impairment	(5,578)
Foreign currency translation	653	1,399
Net book value, ending balance	23,810	28,735
Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	45,163	40,850
Additions	4,334	3,460
Other		(130)
Amortization	(809)	(595)
Impairment	(17,838)
Foreign currency translation	591	1,578
Net book value, ending balance	31,441	45,163
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	4,899	5,090
Additions	0	0
Other		90
Amortization	(247)	(281)
Impairment	(4,652)
Foreign currency translation	0	0
Net book value, ending balance	0	4,899
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	69	45
Additions	562	48
Other		8
Amortization	(72)	(43)
Impairment	0
Foreign currency translation	(4)	11
Net book value, ending balance	555	69
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	0	189
Additions		6
Other		(197)
Amortization		0
Foreign currency translation		2
Net book value, ending balance		0
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	3,794	749
Additions	3,772	3,406
Other		(90)
Amortization	(490)	(271)
Impairment	0
Foreign currency translation	0	0
Net book value, ending balance	7,076	3,794
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	43,871	43,180
Additions	0	354
Other		(390)
Impairment	(18,713)
Foreign currency translation	1,493	727
Net book value, ending balance	$ 26,651	$ 43,871